Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of revenue
	For the year ended December 31
	2020	2021	2022
Consumables	554	1,631	5,487
Support services	654	1,117	3,217
Sales of systems	2,191	7,250	34,929
Research and development services	—	495	—
Total revenue	3,399	10,493	43,633

Schedule of revenues per geographical locations
	For the year ended December 31
	2020	2021	2022
America	1,263	2,513	14,309
Asia Pacific	1,362	743	4,361
Europe and Israel (*)	774	7,237	24,963
Total revenue	3,399	10,493	43,633

(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.

Schedule of timing of revenue recognition
	For the year ended December 31
	2020	2021	2022
Goods and services transferred over time	654	1,074	3,217
Goods transferred at a point in time	2,745	9,419	40,416
Total revenue	3,399	10,493	43,633

Schedule of contract assets and contract liabilities deriving from contracts with customers
	For the year ended December 31
	2021	2022
Trade receivables	3,422	6,342
Contract liabilities	3,021	3,330